UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

This Form N-Q relates solely to the Registrant’s Prudential Global Absolute Return Bond Fund and Prudential Real Assets Fund.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2017

Date of reporting period:	1/31/2017

Item 1.   Schedule of Investments

Prudential Global Absolute Return Bond Fund

Schedule of Investments

as of January 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 95.4%
ASSET-BACKED SECURITIES — 8.6%
Non-Residential Mortgage-Backed Securities — 4.1%
Bayview Opportunity Master Fund IIIA Trust, Series 2016-RN3, Class A1, 144A	3.598%		09/29/31		341	$341,156
OneMain Financial Issuance Trust, Series 2014-2A, Class C, 144A	4.330%		09/18/24		500	502,020
Oportun Funding IV LLC, Series 2016-C, Class B, 144A	4.850%		11/08/21		250	248,105

						1,091,281

Residential Mortgage-Backed Securities — 4.5%
Credit Suisse Mortgage Trust, Series 16-RPL1, Class A1, 144A	3.742	%(a)	12/26/46		225	226,691
HSBC Home Equity Loan Trust, Series 2007-1, Class M2	1.257	%(a)	03/20/36		1,000	960,556

						1,187,247

TOTAL ASSET-BACKED SECURITIES (cost $2,250,966)						2,278,528

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.9%
DBWF Mortgage Trust, Series 2016-85T, Class E, 144A (original cost $224,301; purchased 12/09/16)(b)(c) (cost $224,450)	3.808	%(a)	12/10/36		250	225,515

CORPORATE BONDS — 43.5%
Auto Manufacturer — 0.4%
Jaguar Land Rover Automotive PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	2.200%		01/15/24	EUR	100	107,951

Auto Parts & Equipment — 0.9%
Grupo Antolin Dutch BV (Spain), Sr. Sec’d. Notes, RegS	5.125%		06/30/22	EUR	100	115,784
LKQ Italia Bondco SpA, Gtd. Notes, 144A	3.875%		04/01/24	EUR	100	113,942

						229,726

Banks — 12.1%
ABN AMRO Bank NV (Netherlands), Sub. Notes, 144A	4.750%		07/28/25		250	254,567
Bank of America Corp., Series X, Jr. Sub. Notes	6.250	%(a)	09/29/49		250	261,000
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.650%		03/16/25		250	240,723
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.750%		03/26/25		250	243,240
Goldman Sachs Group, Inc. (The), Series L, Jr. Sub. Notes	5.700	%(a)	12/29/49		250	258,037
ING Bank NV (Netherlands), Sub. Notes, 144A	5.800%		09/25/23		250	277,118
JPMorgan Chase & Co., Series R, Jr. Sub. Notes	6.000	%(a)	12/29/49		250	256,875
MFB Magyar Fejlesztesi Bank Zrt (Hungary), Govt Gtd. Notes, RegS	6.250%		10/21/20		250	275,442
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	1.000%		12/02/22	EUR	100	107,895
Morgan Stanley, Series J, Jr. Sub. Notes	5.550	%(a)	12/29/49		250	256,562
Nordea Bank AB (Sweden), Sub. Notes, 144A	4.250%		09/21/22		250	259,389
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	4.125%		09/24/25		250	252,385
Wells Fargo & Co., Series S, Jr. Sub. Notes	5.900	%(a)	12/29/49		250	257,050

						3,200,283

Building Materials — 1.1%
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, RegS	5.250%		04/01/21	EUR	100	111,243

LSF9 Balta Issuer SA (Luxembourg), Sr. Sec’d. Notes, RegS	7.750%	09/15/22	EUR	100	118,968
US Concrete, Inc., Gtd. Notes	6.375%	06/01/24		50	52,813

					283,024

Chemicals — 1.2%
Eastman Chemical Co., Sr. Unsec’d. Notes	1.875%	11/23/26	EUR	100	108,339
Hexion, Inc., Sr. Sec’d. Notes	10.000%	04/15/20		105	106,444
Monitchem HoldCo 3 SA (Luxembourg), Sr. Sec’d. Notes, RegS	5.250%	06/15/21	EUR	100	111,729

					326,512

Commercial Services — 1.6%
Laureate Education, Inc., Gtd. Notes, 144A	10.000%	09/01/19		300	313,125
United Rentals North America, Inc., Gtd. Notes	5.500%	05/15/27		30	30,263
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22		71	74,372

					417,760

Computers — 1.2%
Hewlett Packard Enterprise Co., Sr Unsec’d. Notes	2.450%	10/05/17		250	251,283
Western Digital Corp., Sr. Sec’d. Notes, 144A	7.375%	04/01/23		50	55,000

					306,283

Distribution/Wholesale — 0.4%
Alliance Automotive Finance PLC (United Kingdom), Sr. Sec’d. Notes, RegS	6.250%	12/01/21	EUR	100	115,101

Diversified Financial Services — 0.4%
Hexion 2 US Finance Corp., Sr. Sec’d. Notes, 144A	13.750%	02/01/22		100	100,750

Electric — 3.9%
AES Corp., Sr. Unsec’d. Notes	7.375%	07/01/21		25	28,125
Calpine Corp., Sr. Unsec’d. Notes	5.500%	02/01/24		50	48,750
Contourglobal Power Holdings SA, Sr. Sec’d. Notes, 144A(b)	5.125%	06/15/21	EUR	100	113,834
Dynegy, Inc., Gtd. Notes	7.375%	11/01/22		250	246,875
GenOn Energy, Inc., Sr. Unsec’d. Notes (original cost $184,385; purchased 11/12/15)(b)(c)	9.875%	10/15/20		225	166,500
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	01/20/20		250	280,500
NRG Energy, Inc., Gtd. Notes	7.875%	05/15/21		29	30,088
State Grid Europe Development 2014 PLC (China), Series A, Gtd. Notes, RegS	1.500%	01/26/22	EUR	100	110,311

					1,024,983

Electrical Components & Equipment — 0.4%
Belden, Inc., Gtd. Notes, EMTN, RegS	5.500%	04/15/23	EUR	100	114,827

Entertainment — 1.3%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%	11/01/23		125	134,062
International Game Technology PLC, Sr. Sec’d. Notes, RegS	4.125%	02/15/20	EUR	100	116,452
Scientific Games International, Inc., Gtd. Notes	6.625%	05/15/21		100	92,000

					342,514

Environmental Control — 0.5%
Clean Harbors, Inc., Gtd. Notes	5.250%	08/01/20		125	128,219

Foods — 0.4%
Darling Global Finance BV, Gtd. Notes, RegS	4.750%		05/30/22	EUR	100	114,697

Forest Products & Paper — 0.4%
Sappi Papier Holding GmbH (South Africa), Gtd Notes, RegS	3.375%		04/01/22	EUR	100	111,459

Healthcare - Products — 0.3%
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, Sr. Unsec’d. Notes, 144A	6.625%		05/15/22		75	67,875

Healthcare - Services — 2.7%
CHS/Community Health Systems, Inc., Gtd. Notes	6.875%		02/01/22		200	145,500
HCA, Inc., Gtd. Notes	5.875%		02/15/26		200	208,000
HomeVi SAS (France), Sr. Sec’d. Notes, RegS	6.875%		08/15/21	EUR	100	114,706
Kindred Healthcare, Inc., Gtd. Notes	8.000%		01/15/20		125	123,125
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%		02/01/20		125	124,063

						715,394

Home Builders — 0.8%
KB Home, Gtd. Notes	7.250%		06/15/18		75	79,500
William Lyon Homes, Inc., Gtd. Notes	7.000%		08/15/22		125	130,625

						210,125

Insurance — 1.3%
Cloverie PLC for Zurich Insurance Co. Ltd. (Switzerland), Sub. Notes, EMTN	7.500	%(a)	07/24/39	EUR	100	124,547
Credit Agricole Assurances SA (France), Sub. Notes, RegS	4.250	%(a)	01/29/49	EUR	100	106,207
Liberty Mutual Group, Inc., Gtd. Notes, RegS	2.750%		05/04/26	EUR	100	110,739

						341,493

Lodging — 0.8%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sec’d. Notes, 144A	10.250%		11/15/22		100	106,000
MGM Resorts International, Gtd. Notes	8.625%		02/01/19		100	111,000

						217,000

Machinery - Diversified — 0.4%
Galapagos SA (Luxembourg), Sr. Sec’d. Notes, RegS(b)	5.375%		06/15/21	EUR	100	106,072

Media — 2.4%
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%		09/15/17		175	181,454
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%		05/01/27		125	132,617
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%		12/15/21		75	75,938
SFR Group SA (France), Sr. Sec’d. Notes, RegS	5.625%		05/15/24	EUR	100	113,944
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, RegS	7.000%		04/15/23	GBP	100	135,248

						639,201

Miscellaneous Manufacturing — 0.7%
Amsted Industries, Inc., Gtd. Notes, 144A(b)	5.000%		03/15/22		175	175,437

Oil & Gas — 1.2%
Petroleos Mexicanos (Mexico), Gtd. Notes	3.125%		01/23/19		100	100,400
Petroleos Mexicanos (Mexico), Gtd. Notes, RegS	3.125%		11/27/20	EUR	100	111,895

Petroleos Mexicanos (Mexico), Gtd. Notes, EMTN, RegS	5.125%		03/15/23	EUR	100	116,896

						329,191

Packaging & Containers — 1.5%
Ball Corp., Gtd. Notes	4.375%		12/15/23	EUR	100	120,770
Horizon Holdings I SAS (France), Sr. Unsec’d. Notes, RegS	7.250%		08/01/23	EUR	100	114,562
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	5.875%		08/15/23		50	52,625
SIG Combibloc Holdings SCA (Luxembourg), Sr. Sec’d. Notes, RegS	7.750%		02/15/23	EUR	100	115,912

						403,869

Pharmaceuticals — 0.8%
Grifols Worldwide Operations Ltd. (Spain), Gtd. Notes	5.250%		04/01/22		200	207,548

Retail — 1.7%
Dufry Finance SCA (Switzerland), Gtd. Notes, RegS	4.500%		08/01/23	EUR	100	115,434
Kirk Beauty One GmbH (Germany), Gtd. Notes, RegS	8.750%		07/15/23	EUR	100	119,267
PVH Corp., Sr. Unsec’d. Notes, 144A	3.625%		07/15/24	EUR	100	111,042
THOM Europe SAS (France), Sr. Sec’d. Notes, RegS	7.375%		07/15/19	EUR	100	112,835

						458,578

Software — 1.0%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%		07/15/21		150	144,750
First Data Corp., Gtd. Notes, 144A	7.000%		12/01/23		125	132,562

						277,312

Telecommunications — 0.4%
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, RegS	4.000%		07/15/20	EUR	100	109,849

Transportation — 1.3%
Onorato Armatori SpA (Italy), Sr. Sec’d. Notes, 144A	7.750%		02/15/23	EUR	100	106,936
Silk Bidco AS (Norway), Sr. Sec’d. Notes, RegS	7.500%		02/01/22	EUR	200	230,522

						337,458

TOTAL CORPORATE BONDS (cost $11,261,256)						11,520,491

FOREIGN GOVERNMENT BONDS — 33.0%
Argentine Bonos del Tesoro (Argentina), Bonds	22.750%		03/05/18	ARS	3,012	195,779
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, RegS	3.875%		01/15/22	EUR	145	151,836
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes(d)	2.875%		04/01/21	EUR	450	500,380
Bulgaria Government International Bond (Bulgaria), Sr. Unsec’d. Notes, RegS	2.950%		09/03/24	EUR	450	529,434
Bundesobligation (Germany), Bonds, RegS	0.435	%(e)	10/08/21	EUR	145	159,479
Bundesrepublik Deutschland (Germany), Bonds, RegS	2.000%		01/04/22	EUR	90	108,469
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes, EMTN	3.875%		03/22/26	EUR	160	194,689
Cyprus Government International Bond (Cyprus), Sr. Unsec’d. Notes, EMTN, RegS	3.875%		05/06/22	EUR	950	1,075,781
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, RegS	7.500%		05/06/21		230	253,000
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, 144A, MTN	6.125%		01/31/22		275	277,472

Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, 144A, RegS	3.375%		07/17/17	EUR	400	416,194
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, 144A, RegS	4.750%		04/17/19	EUR	420	417,166
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes, EMTN(b)	3.800%		08/08/17	JPY	10,000	83,584
Iceland Government International Bond (Iceland), Sr. Unsec’d. Notes, RegS	5.875%		05/11/22		550	619,827
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, EMTN, RegS	2.625%		06/14/23	EUR	100	110,168
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, EMTN, RegS	2.875%		07/08/21	EUR	350	396,435
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, EMTN, RegS	3.750%		06/14/28	EUR	200	226,521
Japan Government Five Year Bond (Japan), Sr. Unsec’d. Notes(f)(g)	0.100%		09/20/20	JPY	150,000	1,339,771
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	2.750%		04/22/23	EUR	115	129,792
Poland Government International Bond (Poland), Sr. Unsec’d. Notes, EMTN, RegS	3.750%		01/19/23	EUR	200	255,007
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A, RegS	4.800%		06/15/20	EUR	100	119,552
Provincia De Buenos Airesgentina (Argentina), Sr. Unsec’d. Notes, 144A	9.950%		06/09/21		150	168,375
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, EMTN, RegS	2.875%		10/28/24	EUR	680	780,310
Russian Foreign Bond — Eurobond (Russia), Sr. Unsec’d. Notes, RegS	5.000%		04/29/20		200	213,500

TOTAL FOREIGN GOVERNMENT BONDS (cost $8,509,102)						8,722,521

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 8.7%
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3	4.071	%(a)	10/25/27		1,000	1,067,033
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-10, Class A2, 144A(h)	4.271	%(a)	11/01/20		1,000	993,750
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-3, Class A, 144A	2.771	%(a)	09/01/21		244	242,789

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $2,177,842)						2,303,572

U.S. TREASURY OBLIGATION — 0.7%
U.S. Treasury Bonds (cost $186,679)	2.000%		11/15/26		190	182,586

TOTAL LONG-TERM INVESTMENTS (cost $24,610,295)						25,233,213

SHORT-TERM INVESTMENTS — 7.8%

				Shares
AFFILIATED MUTUAL FUNDS — 5.7%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(i)					969,089	969,089
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $537,958; includes $537,645 of cash collateral for securities on loan)(i)(j)					537,850	537,958

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,507,047)						1,507,047

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* — 2.1%
Call Options — 1.0%
CDX.NA.IG.27, expiring 04/19/17, Strike Price $55.00	JPMorgan Chase		5,200	687
Currency Option Euro vs Turkish Lira expiring 02/22/17, Strike Price 4.25	BNP Paribas	EUR	1,250	6,954
expiring 04/26/17, Strike Price 5.00	Credit Suisse First Boston Corp.	EUR	1,250	3,086
Currency Option United States Dollar vs Brazilian Real expiring 04/26/17, Strike Price 6.00	Credit Suisse First Boston Corp.		1,500	5
expiring 04/26/17, Strike Price 7.50	Credit Suisse First Boston Corp.		1,000	—
Currency Option United States Dollar vs Canadian Dollar, expiring 01/30/19, Strike Price 1.50	Citigroup Global Markets		2,000	32,836
Currency Option United States Dollar vs Chinese Renminbi expiring 06/28/17, Strike Price 8.75	Morgan Stanley		2,000	1,258
expiring 11/28/18, Strike Price 7.75	Morgan Stanley		2,000	50,328
Currency Option United States Dollar vs Mexican Peso expiring 05/26/17, Strike Price 35.00	Citigroup Global Markets		1,500	129
expiring 07/27/17, Strike Price 30.00	Morgan Stanley		1,000	3,091
expiring 09/27/17, Strike Price 22.50	Citigroup Global Markets		1,500	55,019
Currency Option United States Dollar vs South African Rand, expiring 11/08/17, Strike Price 25.00	Credit Suisse First Boston Corp.		1,500	3,412
Currency Option United States Dollar vs South Korean Won, expiring 05/29/17, Strike Price 1,500.00	Citigroup Global Markets		1,500	398
Currency Option United States Dollar vs Turkish Lira expiring 03/03/17, Strike Price 4.25	Morgan Stanley		1,000	1,409
expiring 09/28/17, Strike Price 4.00	BNP Paribas		1,000	57,061
expiring 11/29/18, Strike Price 5.00	Credit Suisse First Boston Corp.		1,000	61,800

				277,473

Put Options — 1.1%
CDX.NA.IG.27 expiring 04/19/17, Strike Price $75.00	JPMorgan Chase		5,200	8,667
expiring 04/19/17, Strike Price $85.00	JPMorgan Chase		2,600	2,274
expiring 04/19/17, Strike Price $145.00	JPMorgan Chase		2,600	350
Currency Option Australian Dollar vs Japanese Yen expiring 03/23/17, Strike Price 38.60	Citigroup Global Markets	AUD	6,000	—
expiring 06/16/17, Strike Price 70.00	Citigroup Global Markets	AUD	6,000	13,860
expiring 06/16/17, Strike Price 61.00	Morgan Stanley	AUD	12,000	7,728
expiring 12/27/17, Strike Price 76.00	Morgan Stanley	AUD	6,000	110,947
Currency Option United States Dollar vs Brazilian Real, expiring 11/16/17, Strike Price 3.70	Morgan Stanley		1,000	127,174

Currency Option United States Dollar vs Indonesian Rupiah, expiring 11/28/17, Strike Price 13,200.00	Morgan Stanley		1,500	20,587

				291,587

TOTAL OPTIONS PURCHASED (cost $742,955)				569,060

TOTAL SHORT-TERM INVESTMENTS (cost $2,250,002)				2,076,107

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 103.2% (cost $26,860,297)(k)				27,309,320

OPTIONS WRITTEN* — (2.4)%
Call Options — (1.5)%
10 Year U.S. Treasury Notes Futures, expiring 02/24/17, Strike Price $125.00			2	(906)
CDX.NA.IG.27, expiring 04/19/17, Strike Price $65.00	JPMorgan Chase		5,200	(6,326)
Currency Option Euro vs Turkish Lira, expiring 02/22/17, Strike Price 4.25	JPMorgan Chase	EUR	1,250	(6,954)
expiring 06/27/18, Strike Price 6.00	Credit Suisse First Boston Corp.	EUR	1,250	(36,486)
Currency Option United States Dollar vs Brazilian Real, expiring 11/16/17, Strike Price 7.50	Morgan Stanley		1,000	(333)
expiring 06/27/18, Strike Price 5.00	Credit Suisse First Boston Corp.		1,500	(17,903)
Currency Option United States Dollar vs Chinese Renminbi, expiring 11/28/18, Strike Price 8.75	Morgan Stanley		4,000	(42,786)
Currency Option United States Dollar vs Indonesian Rupiah, expiring 11/28/17, Strike Price 18,000.00	Morgan Stanley		1,500	(8,205)
Currency Option United States Dollar vs Mexican Peso, expiring 09/27/17, Strike Price 25.00	Citigroup Global Markets		3,000	(42,746)
expiring 01/29/19, Strike Price 30.00	Morgan Stanley		1,000	(27,493)
Currency Option United States Dollar vs South African Rand, expiring 11/28/18, Strike Price 24.00	Credit Suisse First Boston Corp.		1,500	(30,994)
Currency Option United States Dollar vs South Korean Won, expiring 07/27/18, Strike Price 1,500.00	Citigroup Global Markets		1,500	(14,310)
Currency Option United States Dollar vs Turkish Lira, expiring 09/28/17, Strike Price 4.00	Morgan Stanley		1,000	(57,061)
expiring 11/29/18, Strike Price 6.00	Credit Suisse First Boston Corp.		1,000	(31,894)
expiring 11/29/18, Strike Price 5.00	BNP Paribas		1,000	(61,800)

				(386,197)

Put Options — (0.9)%
CDX.NA.IG.27 expiring 04/19/17, Strike Price $110.00	JPMorgan Chase		5,200	(1,326)
expiring 04/19/17, Strike Price $115.00	JPMorgan Chase		5,200	(1,177)
Currency Option Australian Dollar vs Japanese Yen expiring 06/16/17, Strike Price 61.00	Citigroup Global Markets	AUD	12,000	(7,728)
expiring 06/16/17, Strike Price 70.00	Morgan Stanley	AUD	6,000	(13,860)
expiring12/27/17, Strike Price 67.00	Morgan Stanley	AUD	12,000	(95,835)
Currency Option United States Dollar vs Brazilian Real, expiring 11/16/17, Strike Price 3.70	Citigroup Global Markets		1,000	(127,174)

				(247,100)

TOTAL OPTIONS WRITTEN (premiums received $899,678)	(633,297)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 100.8% (cost $25,960,619)	26,676,023
Liabilities in excess of other assets(l) — (0.8)%	(211,345)

NET ASSETS — 100.0%	$26,464,678

The following abbreviations are used in the quarterly schedule of portfolio holdings:

*	Non-income producing security.
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BBR	New Zealand Bank Bill Rate
bps	Basis Points
BUBOR	Budapest Interbank Offered Rate
CDX	Credit Derivative Index
CMBX	Commercial Mortgage Backed Securities Index
COOIS	Colombia Overnight Interbank Reference Rate
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
EURIBOR	Euro Interbank Offered Rate
GMTN	Global Medium Term Note
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
OTC	Over-the-counter
PRIBOR	Prague Interbank Offered Rate
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
STIBOR	Stockholm Interbank Offered Rate
TELBOR	Tel Aviv Interbank Offered Rate
USOIS	United States Overnight Index Swap
WIBOR	Warsaw Interbank Offered Rate
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won

MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2017.
(b)	Indicates a security that has been deemed illiquid; the aggregate value of $870,942, is approximately 3.3% of net assets.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $408,686. The aggregate value of $392,015 is approximately 1.5% of net assets.
(d)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $513,455; cash collateral of $537,645 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(e)	Rate quoted represents yield-to-maturity as of purchase date.
(f)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(g)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(h)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $993,750 and 3.8% of net assets.
(i)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(j)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$26,962,584

Appreciation	892,580
Depreciation	(545,844)

Net Unrealized Appreciation	$346,736

The book basis may differ from tax basis due to certain tax-related adjustments.

(l)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at January 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
2	5 Year Euro-Bobl	Mar. 2017	$287,321	$287,019	$(302)
9	10 Year Euro-Bund	Mar. 2017	1,588,978	1,575,182	(13,796)
71	10 Year U.S. Treasury Notes	Mar. 2017	8,802,641	8,837,281	34,640
6	30 Year U.S. Ultra Treasury Bonds	Mar. 2017	970,192	964,125	(6,067)

					14,475

Futures contracts outstanding at January 31, 2017 (cont’d):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
	Short Positions:
61	2 Year U.S. Treasury Notes	Mar. 2017	$13,218,062	$13,224,609	$(6,547)
63	5 Year U.S. Treasury Notes	Mar. 2017	7,427,953	7,425,633	2,320
14	10 Year U.S. Ultra Treasury Bonds	Mar. 2017	1,872,063	1,878,188	(6,125)
2	20 Year U.S. Treasury Bonds	Mar. 2017	296,313	301,688	(5,375)

					(15,727)

					$(1,252)

Cash and foreign currency of $200,763 and a foreign government bond with a market value of $192,034 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at January 31, 2017.

Forward foreign currency exchange contracts outstanding at January 31, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso, Expiring 04/10/17	Citigroup Global Markets	ARS	2,200	$131,316	$134,004	$2,688
Australian Dollar, Expiring 04/12/17	Citigroup Global Markets	AUD	9	7,000	7,089	89
Expiring 04/12/17	Citigroup Global Markets	AUD	12	9,000	9,053	53
Expiring 04/12/17	Citigroup Global Markets	AUD	17	13,000	13,050	50
Expiring 04/12/17	Citigroup Global Markets	AUD	29	22,000	22,015	15
Expiring 04/12/17	Goldman Sachs & Co.	AUD	271	200,131	205,267	5,136
Expiring 04/12/17	UBS AG	AUD	17	13,000	12,996	(4)
Expiring 04/12/17	UBS AG	AUD	25	19,000	19,064	64
Expiring 04/28/17	Citigroup Global Markets	AUD	17	13,000	13,050	50
Expiring 04/28/17	Citigroup Global Markets	AUD	152	114,728	115,004	276
Expiring 04/28/17	UBS AG	AUD	20	15,000	15,051	51
Brazilian Real, Expiring 02/02/17	Citigroup Global Markets	BRL	234	67,922	74,243	6,321
Expiring 02/02/17	Credit Suisse First Boston Corp.	BRL	1,990	572,772	631,182	58,410
Expiring 02/02/17	Goldman Sachs & Co.	BRL	69	21,620	21,973	353
Expiring 02/02/17	Goldman Sachs & Co.	BRL	272	80,110	86,295	6,185
Expiring 02/02/17	Goldman Sachs & Co.	BRL	308	91,529	97,579	6,050
Expiring 02/02/17	Goldman Sachs & Co.	BRL	447	128,034	141,838	13,804
Expiring 02/02/17	UBS AG	BRL	255	79,335	80,842	1,507
Expiring 04/04/17	Citigroup Global Markets	BRL	387	119,520	120,906	1,386
Expiring 04/04/17	Credit Suisse First Boston Corp.	BRL	368	114,712	114,936	224
Expiring 04/04/17	JPMorgan Chase	BRL	464	143,143	144,964	1,821
Expiring 04/04/17	Toronto Dominion	BRL	223	68,712	69,503	791
Expiring 04/28/17	Bank of America	BRL	48	15,000	15,016	16
Expiring 04/28/17	Credit Suisse First Boston Corp.	BRL	131	36,735	40,625	3,890
Expiring 04/28/17	Credit Suisse First Boston Corp.	BRL	327	100,881	101,448	567
Expiring 04/28/17	Goldman Sachs & Co.	BRL	42	13,000	12,905	(95)
Expiring 11/20/17	Citigroup Global Markets	BRL	1,415	342,080	420,597	78,517
British Pound, Expiring 04/27/17	Citigroup Global Markets	GBP	9	11,000	11,025	25

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
British Pound (cont’d.),
Expiring 04/27/17	Citigroup Global Markets	GBP	10	$12,000	$12,264	$264
Expiring 04/27/17	UBS AG	GBP	21	26,000	26,135	135
Canadian Dollar, Expiring 01/31/19	Citigroup Global Markets	CAD	429	333,000	333,178	178
Expiring 04/12/17	Citigroup Global Markets	CAD	16	12,000	12,083	83
Expiring 04/12/17	Citigroup Global Markets	CAD	22	17,000	17,245	245
Expiring 04/12/17	Citigroup Global Markets	CAD	26	19,999	20,170	171
Expiring 04/12/17	Citigroup Global Markets	CAD	26	20,000	20,303	303
Expiring 04/12/17	Citigroup Global Markets	CAD	110	83,434	84,978	1,544
Chilean Peso, Expiring 04/12/17	Citigroup Global Markets	CLP	5,248	8,000	8,054	54
Expiring 04/12/17	Citigroup Global Markets	CLP	6,562	10,000	10,071	71
Expiring 04/12/17	Goldman Sachs & Co.	CLP	14,968	23,000	22,973	(27)
Expiring 04/12/17	Goldman Sachs & Co.	CLP	172,338	259,545	264,498	4,953
Chinese Renminbi, Expiring 02/28/17	Citigroup Global Markets	CNH	111	16,000	16,206	206
Expiring 02/28/17	UBS AG	CNH	99	14,000	14,434	434
Expiring 02/28/17	UBS AG	CNH	255	36,000	37,134	1,134
Expiring 04/26/17	Citigroup Global Markets	CNH	377	54,640	54,538	(102)
Expiring 04/28/17	Citigroup Global Markets	CNH	111	16,000	15,998	(2)
Expiring 11/30/18	Morgan Stanley	CNH	112	15,000	15,368	368
Czech Koruna, Expiring 04/12/17	Citigroup Global Markets	CZK	150	6,000	6,020	20
Expiring 04/12/17	Citigroup Global Markets	CZK	759	30,382	30,486	104
Euro, Expiring 04/27/17	Citigroup Global Markets	EUR	12	13,000	13,059	59
Expiring 04/27/17	Goldman Sachs & Co.	EUR	66	70,275	71,036	761
Expiring 04/27/17	UBS AG	EUR	16	17,000	17,055	55
Expiring 04/28/17	Goldman Sachs & Co.	EUR	154	165,182	166,536	1,354
Expiring 04/28/17	UBS AG	EUR	20	21,000	21,242	242
Hungarian Forint, Expiring 04/21/17	Citigroup Global Markets	HUF	2,589	9,000	9,039	39
Indian Rupee, Expiring 03/08/17	Citigroup Global Markets	INR	820	12,000	12,036	36
Expiring 03/08/17	Citigroup Global Markets	INR	1,059	15,444	15,533	89
Expiring 03/08/17	Citigroup Global Markets	INR	1,579	23,000	23,167	167
Expiring 03/08/17	Citigroup Global Markets	INR	2,616	38,000	38,382	382

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 03/08/17	Citigroup Global Markets	INR	2,938	$43,000	$43,104	$104
Expiring 03/08/17	Hong Kong & Shanghai Bank	INR	4,421	64,728	64,865	137
Expiring 03/08/17	Hong Kong & Shanghai Bank	INR	5,432	79,335	79,707	372
Expiring 03/08/17	JPMorgan Chase	INR	2,326	33,999	34,133	134
Expiring 03/08/17	UBS AG	INR	11,007	160,442	161,500	1,058
Expiring 03/17/17	Barclays Capital Group	INR	11,007	160,533	161,294	761
Expiring 03/17/17	Citigroup Global Markets	INR	479	7,000	7,019	19
Expiring 03/17/17	Citigroup Global Markets	INR	1,166	17,000	17,080	80
Expiring 03/17/17	Citigroup Global Markets	INR	1,713	25,000	25,098	98
Expiring 03/17/17	Citigroup Global Markets	INR	1,782	26,000	26,106	106
Expiring 03/17/17	Citigroup Global Markets	INR	1,920	28,000	28,128	128
Expiring 03/17/17	Citigroup Global Markets	INR	2,118	31,000	31,035	35
Expiring 03/17/17	Citigroup Global Markets	INR	2,236	33,000	32,762	(238)
Expiring 03/17/17	Goldman Sachs & Co.	INR	821	12,000	12,030	30
Expiring 07/31/17	BNP Paribas	INR	1,415	20,317	20,367	50
Expiring 07/31/17	JPMorgan Chase	INR	20,680	290,999	297,732	6,733
Indonesian Rupiah, Expiring 03/20/17	Citigroup Global Markets	IDR	1,007,506	74,055	75,114	1,059
Expiring 07/17/17	Citigroup Global Markets	IDR	6,092,313	446,323	448,118	1,795
Israeli Shekel, Expiring 04/21/17	Citigroup Global Markets	ILS	46	12,000	12,105	105
Expiring 04/21/17	Citigroup Global Markets	ILS	87	23,000	23,000	—
Japanese Yen, Expiring 04/27/17	Citigroup Global Markets	JPY	1,458	13,000	12,962	(38)
Expiring 04/28/17	JPMorgan Chase	JPY	1,490	13,000	13,242	242
Expiring 04/28/17	UBS AG	JPY	897	8,000	7,976	(24)
Malaysian Ringgit, Expiring 02/08/17	Bank of America	MYR	18	4,075	4,144	69
Expiring 02/08/17	Barclays Capital Group	MYR	246	58,412	55,617	(2,795)
Expiring 02/08/17	Barclays Capital Group	MYR	318	71,845	71,678	(167)
Mexican Peso, Expiring 03/08/17	Citigroup Global Markets	MXN	344	16,000	16,422	422
Expiring 03/08/17	Citigroup Global Markets	MXN	786	38,000	37,503	(497)
Expiring 03/08/17	Citigroup Global Markets	MXN	794	37,096	37,901	805
Expiring 03/08/17	Goldman Sachs & Co.	MXN	1,597	77,670	76,218	(1,452)
Expiring 03/08/17	Goldman Sachs & Co.	MXN	2,945	134,908	140,510	5,602
Expiring 03/08/17	UBS AG	MXN	395	18,999	18,864	(135)
Expiring 04/28/17	Bank of America	MXN	573	26,885	27,120	235
Expiring 04/28/17	UBS AG	MXN	450	21,000	21,313	313

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 07/31/17	Morgan Stanley	MXN	428	$20,000	$19,992	$(8)
Expiring 09/29/17	Citigroup Global Markets	MXN	8,926	415,000	412,874	(2,126)
New Taiwanese Dollar, Expiring 03/08/17	BNP Paribas	TWD	3,495	112,100	111,611	(489)
Expiring 03/08/17	Citigroup Global Markets	TWD	1,175	37,000	37,512	512
Expiring 03/08/17	Citigroup Global Markets	TWD	2,486	77,000	79,369	2,369
Expiring 03/08/17	Citigroup Global Markets	TWD	2,556	79,000	81,607	2,607
Expiring 03/08/17	Citigroup Global Markets	TWD	6,087	191,503	194,361	2,858
Expiring 03/08/17	Goldman Sachs & Co.	TWD	6,444	199,200	205,773	6,573
Expiring 03/08/17	JPMorgan Chase	TWD	3,149	98,000	100,542	2,542
New Zealand Dollar, Expiring 04/12/17	Bank of America	NZD	94	66,113	69,070	2,957
Expiring 04/12/17	Bank of America	NZD	835	580,742	611,224	30,482
Expiring 04/12/17	Citigroup Global Markets	NZD	14	10,000	10,006	6
Expiring 04/12/17	Citigroup Global Markets	NZD	25	18,000	18,381	381
Expiring 04/12/17	Citigroup Global Markets	NZD	30	21,000	21,674	674
Expiring 04/12/17	Citigroup Global Markets	NZD	32	23,000	23,200	200
Expiring 04/12/17	Citigroup Global Markets	NZD	32	23,000	23,368	368
Expiring 04/12/17	Citigroup Global Markets	NZD	75	52,860	54,989	2,129
Expiring 04/12/17	Citigroup Global Markets	NZD	89	63,400	65,149	1,749
Expiring 04/12/17	Goldman Sachs & Co.	NZD	125	89,500	91,491	1,991
Norwegian Krone, Expiring 04/21/17	Goldman Sachs & Co.	NOK	111	13,300	13,414	114
Expiring 04/21/17	JPMorgan Chase	NOK	1,397	167,047	169,528	2,481
Peruvian Nuevo Sol, Expiring 03/15/17	Citigroup Global Markets	PEN	77	22,685	23,303	618
Expiring 04/27/17	Citigroup Global Markets	PEN	42	12,211	12,603	392
Expiring 04/27/17	Citigroup Global Markets	PEN	82	23,971	24,751	780
Expiring 04/27/17	Goldman Sachs & Co.	PEN	230	67,680	69,604	1,924
Philippine Peso, Expiring 02/02/17	Barclays Capital Group	PHP	6,422	129,077	129,031	(46)
Expiring 04/12/17	Barclays Capital Group	PHP	6,653	133,300	133,408	108
Expiring 04/12/17	UBS AG	PHP	4,146	83,046	83,138	92
Polish Zloty, Expiring 04/21/17	Barclays Capital Group	PLN	126	30,783	31,351	568
Russian Ruble, Expiring 02/07/17	Bank of America	RUB	3,785	57,516	62,823	5,307
Expiring 02/07/17	Bank of America	RUB	3,980	66,112	66,058	(54)
Expiring 02/07/17	Bank of America	RUB	4,206	63,928	69,817	5,889
Expiring 02/07/17	Bank of America	RUB	21,019	325,743	348,870	23,127
Expiring 02/07/17	Citigroup Global Markets	RUB	990	16,000	16,438	438

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 02/07/17	Goldman Sachs & Co.	RUB	547	$9,000	$9,087	$87
Expiring 02/07/17	Goldman Sachs & Co.	RUB	717	12,000	11,902	(98)
Expiring 02/07/17	Goldman Sachs & Co.	RUB	6,084	96,017	100,982	4,965
Expiring 02/07/17	Goldman Sachs & Co.	RUB	7,147	111,846	118,623	6,777
Expiring 02/17/17	UBS AG	RUB	9,635	148,501	159,556	11,055
Singapore Dollar, Expiring 03/16/17	Bank of America	SGD	55	38,800	39,313	513
Expiring 03/16/17	Bank of America	SGD	140	97,125	99,291	2,166
Expiring 03/16/17	Citigroup Global Markets	SGD	13	9,000	9,171	171
Expiring 03/16/17	Citigroup Global Markets	SGD	16	11,000	11,065	65
Expiring 03/16/17	Citigroup Global Markets	SGD	17	12,000	12,077	77
Expiring 03/16/17	Citigroup Global Markets	SGD	23	16,000	16,090	90
Expiring 03/16/17	Citigroup Global Markets	SGD	43	30,000	30,325	325
Expiring 03/16/17	Citigroup Global Markets	SGD	50	35,000	35,685	685
Expiring 03/16/17	Citigroup Global Markets	SGD	54	38,181	38,477	296
Expiring 03/16/17	Citigroup Global Markets	SGD	339	234,059	240,805	6,746
Expiring 03/16/17	Goldman Sachs & Co.	SGD	170	117,030	120,409	3,379
Expiring 03/16/17	JPMorgan Chase	SGD	761	525,300	540,354	15,054
Expiring 03/16/17	UBS AG	SGD	292	202,900	207,433	4,533
South African Rand, Expiring 04/07/17	Citigroup Global Markets	ZAR	169	12,353	12,379	26
Expiring 04/07/17	Citigroup Global Markets	ZAR	435	31,801	31,879	78
Expiring 04/07/17	Goldman Sachs & Co.	ZAR	1,796	128,288	131,690	3,402
Expiring 04/07/17	JPMorgan Chase	ZAR	1,282	92,557	94,032	1,475
Expiring 04/28/17	Citigroup Global Markets	ZAR	269	20,000	19,686	(314)
South Korean Won, Expiring 03/08/17	Citigroup Global Markets	KRW	48,085	41,000	41,392	392
Expiring 03/21/17	Citigroup Global Markets	KRW	14,090	12,000	12,130	130
Expiring 03/21/17	Citigroup Global Markets	KRW	15,201	13,000	13,086	86
Expiring 03/21/17	Citigroup Global Markets	KRW	15,563	13,000	13,398	398
Expiring 03/21/17	Citigroup Global Markets	KRW	26,773	23,000	23,049	49
Expiring 03/21/17	Citigroup Global Markets	KRW	30,464	26,000	26,226	226
Expiring 03/21/17	Citigroup Global Markets	KRW	32,996	28,000	28,406	406
Expiring 03/21/17	JPMorgan Chase	KRW	136,241	113,700	117,288	3,588
Expiring 03/21/17	UBS AG	KRW	255,977	211,700	220,368	8,668
Expiring 04/28/17	Barclays Capital Group	KRW	20,935	18,000	18,027	27
Swedish Krona, Expiring 04/21/17	Bank of America	SEK	587	66,178	67,401	1,223
Expiring 04/21/17	UBS AG	SEK	176	19,984	20,180	196

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 04/21/17	UBS AG	SEK	1,201	$136,536	$137,847	$1,311
Thai Baht, Expiring 02/17/17	Citigroup Global Markets	THB	247	7,000	7,005	5
Expiring 02/17/17	Citigroup Global Markets	THB	6,019	169,259	170,918	1,659
Turkish Lira, Expiring 02/08/17	Citigroup Global Markets	TRY	34	9,000	8,997	(3)
Expiring 02/08/17	Citigroup Global Markets	TRY	35	9,000	9,162	162
Expiring 02/08/17	Citigroup Global Markets	TRY	57	15,000	15,058	58
Expiring 02/08/17	Citigroup Global Markets	TRY	72	19,000	19,016	16
Expiring 02/08/17	Citigroup Global Markets	TRY	104	30,000	27,505	(2,495)
Expiring 02/08/17	Citigroup Global Markets	TRY	158	43,760	41,840	(1,920)
Expiring 02/08/17	Citigroup Global Markets	TRY	814	225,500	215,336	(10,164)
Expiring 02/08/17	Goldman Sachs & Co.	TRY	76	20,093	20,137	44
Expiring 02/08/17	Goldman Sachs & Co.	TRY	213	56,100	56,217	117
Expiring 02/08/17	Goldman Sachs & Co.	TRY	213	56,100	56,347	247
Expiring 02/08/17	UBS AG	TRY	23	6,000	5,994	(6)
Expiring 02/08/17	UBS AG	TRY	459	127,700	121,467	(6,233)
Expiring 04/28/17	Citigroup Global Markets	TRY	395	99,360	102,199	2,839
Expiring 04/28/17	UBS AG	TRY	58	15,000	15,018	18
Expiring 09/29/17	BNP Paribas	TRY	321	96,000	79,747	(16,253)
Expiring 11/30/18	Credit Suisse First Boston Corp.	TRY	537	125,000	119,996	(5,004)

				$13,354,347	$13,709,906	355,559

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 04/12/17	Bank of America	AUD	98	$73,600	$74,150	$(550)
Expiring 04/12/17	Citigroup Global Markets	AUD	28	21,235	21,383	(148)
Expiring 04/12/17	Citigroup Global Markets	AUD	9	7,000	7,027	(27)
Expiring 04/12/17	Citigroup Global Markets	AUD	8	6,000	6,041	(41)
Expiring 04/12/17	Goldman Sachs & Co.	AUD	75	56,265	56,681	(416)
Expiring 04/12/17	JPMorgan Chase	AUD	205	154,850	155,503	(653)
Expiring 04/28/17	JPMorgan Chase	AUD	16	12,000	12,048	(48)
Expiring 04/28/17	UBS AG	AUD	9	7,000	6,993	7
Brazilian Real, Expiring 02/02/17	Citigroup Global Markets	BRL	387	121,462	122,826	(1,364)
Expiring 02/02/17	Citigroup Global Markets	BRL	273	77,139	86,496	(9,357)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 02/02/17	Citigroup Global Markets	BRL	82	$24,000	$26,160	$(2,160)
Expiring 02/02/17	Credit Suisse First Boston Corp.	BRL	368	116,598	116,761	(163)
Expiring 02/02/17	Goldman Sachs & Co.	BRL	273	77,139	86,642	(9,503)
Expiring 02/02/17	JPMorgan Chase	BRL	551	169,500	174,634	(5,134)
Expiring 02/02/17	JPMorgan Chase	BRL	464	145,470	147,265	(1,795)
Expiring 02/02/17	Toronto Dominion	BRL	223	69,833	70,606	(773)
Expiring 02/02/17	UBS AG	BRL	954	290,500	302,562	(12,062)
Expiring 06/29/18	Credit Suisse First Boston Corp.	BRL	714	183,673	204,561	(20,888)
Expiring 06/29/18	Credit Suisse First Boston Corp.	BRL	432	120,001	123,684	(3,683)
Expiring 11/20/17	Morgan Stanley	BRL	1,415	300,000	420,597	(120,597)
British Pound, Expiring 04/27/17	Citigroup Global Markets	GBP	230	290,813	289,902	911
Expiring 04/27/17	Citigroup Global Markets	GBP	6	8,000	8,045	(45)
Expiring 04/27/17	UBS AG	GBP	72	90,008	90,811	(803)
Canadian Dollar, Expiring 04/12/17	Barclays Capital Group	CAD	124	92,894	95,457	(2,563)
Expiring 04/12/17	Barclays Capital Group	CAD	119	90,350	91,884	(1,534)
Expiring 04/12/17	Citigroup Global Markets	CAD	119	89,500	91,477	(1,977)
Expiring 04/12/17	Citigroup Global Markets	CAD	19	14,000	14,311	(311)
Expiring 04/12/17	Citigroup Global Markets	CAD	18	14,000	14,052	(52)
Expiring 04/12/17	Citigroup Global Markets	CAD	14	11,000	11,064	(64)
Expiring 04/12/17	Citigroup Global Markets	CAD	11	8,000	8,078	(78)
Expiring 04/12/17	UBS AG	CAD	15	11,000	11,208	(208)
Chilean Peso, Expiring 02/15/17	Citigroup Global Markets	CLP	173,107	260,350	266,641	(6,291)
Expiring 03/13/17	Citigroup Global Markets	CLP	86,481	131,771	132,982	(1,211)
Expiring 03/13/17	JPMorgan Chase	CLP	86,481	131,774	132,982	(1,208)
Colombian Peso, Expiring 04/12/17	Citigroup Global Markets	COP	117,804	39,698	39,805	(107)
Expiring 04/12/17	Citigroup Global Markets	COP	46,174	15,239	15,602	(363)
Expiring 04/12/17	Citigroup Global Markets	COP	24,902	8,205	8,414	(209)
Expiring 04/12/17	Citigroup Global Markets	COP	8,896	2,931	3,006	(75)
Czech Koruna, Expiring 04/12/17	Citigroup Global Markets	CZK	427	17,000	17,141	(141)
Euro, Expiring 04/12/17	Citigroup Global Markets	EUR	514	540,751	557,013	(16,262)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 04/27/17	Citigroup Global Markets	EUR	1,847	$1,989,750	$2,001,924	$(12,174)
Expiring 04/27/17	Citigroup Global Markets	EUR	25	27,000	27,219	(219)
Expiring 04/27/17	Citigroup Global Markets	EUR	19	20,093	20,202	(109)
Expiring 04/27/17	Citigroup Global Markets	EUR	18	20,000	19,980	20
Expiring 04/27/17	Citigroup Global Markets	EUR	8	9,000	9,092	(92)
Expiring 04/27/17	Goldman Sachs & Co.	EUR	1,123	1,209,596	1,217,058	(7,462)
Expiring 04/27/17	Goldman Sachs & Co.	EUR	115	123,671	124,364	(693)
Expiring 04/27/17	UBS AG	EUR	28	30,000	30,291	(291)
Expiring 04/28/17	UBS AG	EUR	16	17,000	17,165	(165)
Hungarian Forint, Expiring 04/21/17	Citigroup Global Markets	HUF	15,454	53,744	53,949	(205)
Indian Rupee, Expiring 03/08/17	Goldman Sachs & Co.	INR	8,046	116,900	118,057	(1,157)
Expiring 03/08/17	JPMorgan Chase	INR	8,882	129,890	130,318	(428)
Expiring 03/08/17	JPMorgan Chase	INR	4,280	62,600	62,800	(200)
Expiring 07/31/17	JPMorgan Chase	INR	22,143	316,828	318,798	(1,970)
Indonesian Rupiah, Expiring 03/20/17	Citigroup Global Markets	IDR	161,280	12,000	12,024	(24)
Expiring 03/20/17	Citigroup Global Markets	IDR	160,980	12,000	12,002	(2)
Expiring 03/20/17	JPMorgan Chase	IDR	1,425,153	105,700	106,251	(551)
Expiring 03/20/17	UBS AG	IDR	2,343,352	171,800	174,706	(2,906)
Expiring 11/30/17	Morgan Stanley	IDR	7,173,563	487,500	517,570	(30,070)
Israeli Shekel, Expiring 04/21/17	Goldman Sachs & Co.	ILS	572	150,260	151,957	(1,697)
Japanese Yen, Expiring 04/27/17	Citigroup Global Markets	JPY	67,056	591,929	595,965	(4,036)
Expiring 04/27/17	Citigroup Global Markets	JPY	2,292	20,000	20,374	(374)
Expiring 04/27/17	Citigroup Global Markets	JPY	1,504	13,300	13,366	(66)
Expiring 04/27/17	Citigroup Global Markets	JPY	1,031	9,001	9,165	(164)
Expiring 04/27/17	Goldman Sachs & Co.	JPY	7,489	66,252	66,560	(308)
Expiring 04/27/17	JPMorgan Chase	JPY	1,223	10,700	10,871	(171)
Expiring 04/28/17	Citigroup Global Markets	JPY	1,585	14,000	14,084	(84)
Expiring 04/28/17	JPMorgan Chase	JPY	10,565	92,158	93,905	(1,747)
Expiring 04/28/17	UBS AG	JPY	1,928	17,000	17,139	(139)
Malaysian Ringgit, Expiring 02/08/17	JPMorgan Chase	MYR	580	128,865	130,842	(1,977)
Mexican Peso,
Expiring 03/08/17	Citigroup Global Markets	MXN	1,260	57,693	60,132	(2,439)
Expiring 03/08/17	JPMorgan Chase	MXN	1,469	66,552	70,098	(3,546)
Expiring 03/08/17	UBS AG	MXN	2,284	108,300	109,001	(701)
Expiring 03/08/17	UBS AG	MXN	1,411	65,400	67,349	(1,949)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 09/29/17	Citigroup Global Markets	MXN	9,426	$462,000	$435,967	$26,033
Expiring 01/31/19	Morgan Stanley	MXN	4,241	183,000	183,201	(201)
New Taiwanese Dollar, Expiring 03/08/17	Bank of America	TWD	6,674	208,673	213,107	(4,434)
Expiring 03/08/17	Citigroup Global Markets	TWD	5,909	183,000	188,688	(5,688)
Expiring 03/08/17	Citigroup Global Markets	TWD	1,794	56,000	57,276	(1,276)
Expiring 03/08/17	Citigroup Global Markets	TWD	1,362	43,000	43,495	(495)
Expiring 03/08/17	Citigroup Global Markets	TWD	1,036	33,000	33,072	(72)
Expiring 03/08/17	Citigroup Global Markets	TWD	820	26,000	26,200	(200)
Expiring 03/08/17	Citigroup Global Markets	TWD	770	24,000	24,585	(585)
Expiring 03/08/17	Citigroup Global Markets	TWD	657	21,000	20,969	31
Expiring 03/08/17	Citigroup Global Markets	TWD	654	21,001	20,882	119
Expiring 03/08/17	Citigroup Global Markets	TWD	627	20,000	20,021	(21)
Expiring 03/08/17	Citigroup Global Markets	TWD	443	14,000	14,140	(140)
Expiring 03/08/17	Citigroup Global Markets	TWD	439	14,000	14,032	(32)
Expiring 03/08/17	Citigroup Global Markets	TWD	284	8,999	9,078	(79)
Expiring 03/08/17	Citigroup Global Markets	TWD	220	7,000	7,036	(36)
Expiring 03/08/17	Goldman Sachs & Co.	TWD	503	16,000	16,075	(75)
Expiring 03/08/17	JPMorgan Chase	TWD	4,176	129,905	133,362	(3,457)
Expiring 03/08/17	JPMorgan Chase	TWD	2,689	85,000	85,864	(864)
Expiring 03/08/17	UBS AG	TWD	5,583	174,900	178,270	(3,370)
New Zealand Dollar, Expiring 04/12/17	Bank of America	NZD	1,965	1,405,526	1,438,637	(33,111)
Expiring 04/12/17	Citigroup Global Markets	NZD	14	10,000	10,486	(486)
Expiring 04/12/17	Citigroup Global Markets	NZD	8	6,000	6,139	(139)
Expiring 04/12/17	Citigroup Global Markets	NZD	7	5,000	5,099	(99)
Expiring 04/12/17	Hong Kong & Shanghai Bank	NZD	1,000	710,110	732,130	(22,020)
Norwegian Krone, Expiring 04/21/17	Citigroup Global Markets	NOK	92	11,000	11,154	(154)
Expiring 04/21/17	Citigroup Global Markets	NOK	90	11,001	10,974	27
Expiring 04/21/17	JPMorgan Chase	NOK	116	14,000	14,123	(123)
Expiring 04/21/17	UBS AG	NOK	108	13,000	13,106	(106)
Peruvian Nuevo Sol, Expiring 04/27/17	Citigroup Global Markets	PEN	83	25,000	25,116	(116)
Expiring 04/27/17	Citigroup Global Markets	PEN	33	10,000	10,112	(112)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 04/27/17	Citigroup Global Markets	PEN	33	$10,000	$10,090	$(90)
Philippine Peso, Expiring 02/02/17	Citigroup Global Markets	PHP	6,422	131,590	129,031	2,559
Expiring 04/12/17	Barclays Capital Group	PHP	6,422	128,329	128,767	(438)
Expiring 04/12/17	Citigroup Global Markets	PHP	2,059	41,000	41,292	(292)
Expiring 04/12/17	Citigroup Global Markets	PHP	1,392	27,757	27,905	(148)
Expiring 04/12/17	Citigroup Global Markets	PHP	1,197	24,000	24,005	(5)
Expiring 04/12/17	Citigroup Global Markets	PHP	1,113	22,000	22,309	(309)
Expiring 04/12/17	Citigroup Global Markets	PHP	1,051	21,000	21,084	(84)
Expiring 04/12/17	Citigroup Global Markets	PHP	553	11,000	11,091	(91)
Expiring 04/12/17	Goldman Sachs & Co.	PHP	1,654	33,000	33,166	(166)
Expiring 04/12/17	Goldman Sachs & Co.	PHP	1,106	22,000	22,172	(172)
Russian Ruble, Expiring 02/07/17	Bank of America	RUB	16,866	276,000	279,942	(3,942)
Expiring 02/07/17	Bank of America	RUB	10,467	169,280	173,735	(4,455)
Expiring 02/07/17	Bank of America	RUB	5,248	87,100	87,104	(4)
Expiring 02/07/17	Bank of America	RUB	4,629	77,040	76,827	213
Expiring 02/07/17	JPMorgan Chase	RUB	10,110	165,800	167,807	(2,007)
Singapore Dollar, Expiring 03/16/17	Citigroup Global Markets	SGD	1,136	783,956	806,547	(22,591)
Expiring 03/16/17	Citigroup Global Markets	SGD	335	235,349	237,616	(2,267)
Expiring 03/16/17	Citigroup Global Markets	SGD	186	129,425	132,151	(2,726)
Expiring 03/16/17	Citigroup Global Markets	SGD	181	127,059	128,637	(1,578)
Expiring 03/16/17	Citigroup Global Markets	SGD	90	62,000	63,936	(1,936)
Expiring 03/16/17	Citigroup Global Markets	SGD	31	21,642	21,793	(151)
Expiring 03/16/17	UBS AG	SGD	60	41,000	42,238	(1,238)
South African Rand, Expiring 04/07/17	Citigroup Global Markets	ZAR	208	15,000	15,255	(255)
Expiring 04/07/17	Citigroup Global Markets	ZAR	151	11,000	11,060	(60)
Expiring 04/07/17	UBS AG	ZAR	690	49,875	50,617	(742)
Expiring 04/28/17	Toronto Dominion	ZAR	458	33,525	33,497	28
Expiring 11/30/18	Credit Suisse First Boston Corp.	ZAR	2,036	130,000	134,214	(4,214)
South Korean Won, Expiring 03/21/17	Bank of America	KRW	153,877	129,450	132,471	(3,021)
Expiring 03/21/17	Citigroup Global Markets	KRW	61,765	51,000	53,172	(2,172)
Expiring 03/21/17	Citigroup Global Markets	KRW	50,148	42,000	43,172	(1,172)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 03/21/17	Citigroup Global Markets	KRW	41,128	$34,000	$35,407	$(1,407)
Expiring 03/21/17	Hong Kong & Shanghai Bank	KRW	420,275	359,363	361,810	(2,447)
Expiring 03/21/17	JPMorgan Chase	KRW	43,392	36,000	37,356	(1,356)
Expiring 04/28/17	BNP Paribas	KRW	37,841	32,576	32,585	(9)
Expiring 07/31/18	Bank of America	KRW	142,860	125,481	125,142	339
Swedish Krona, Expiring 04/21/17	Citigroup Global Markets	SEK	72	8,000	8,232	(232)
Expiring 04/21/17	Citigroup Global Markets	SEK	53	6,000	6,109	(109)
Swiss Franc, Expiring 04/27/17	Citigroup Global Markets	CHF	507	509,701	514,650	(4,949)
Thai Baht, Expiring 02/17/17	Citigroup Global Markets	THB	7,110	201,511	201,909	(398)
Expiring 02/17/17	Citigroup Global Markets	THB	919	25,999	26,086	(87)
Turkish Lira, Expiring 02/08/17	Bank of America	TRY	247	66,113	65,278	835
Expiring 02/08/17	Barclays Capital Group	TRY	112	33,000	29,754	3,246
Expiring 02/08/17	Citigroup Global Markets	TRY	192	54,206	50,750	3,456
Expiring 02/08/17	Citigroup Global Markets	TRY	69	19,000	18,167	833
Expiring 02/08/17	Citigroup Global Markets	TRY	32	9,000	8,578	422
Expiring 02/08/17	Goldman Sachs & Co.	TRY	457	128,330	120,759	7,571
Expiring 02/08/17	Goldman Sachs & Co.	TRY	394	111,846	104,304	7,542
Expiring 02/08/17	Goldman Sachs & Co.	TRY	370	108,446	97,780	10,666
Expiring 02/08/17	Goldman Sachs & Co.	TRY	277	77,670	73,363	4,307
Expiring 02/08/17	Goldman Sachs & Co.	TRY	81	23,531	21,361	2,170
Expiring 02/08/17	Goldman Sachs & Co.	TRY	63	18,630	16,794	1,836
Expiring 02/08/17	Goldman Sachs & Co.	TRY	25	6,477	6,535	(58)
Expiring 02/08/17	UBS AG	TRY	366	108,202	96,756	11,446
Expiring 04/28/17	UBS AG	TRY	59	15,000	15,389	(389)
Expiring 09/29/17	Morgan Stanley	TRY	388	122,300	96,238	26,062
Expiring 11/30/18	BNP Paribas	TRY	1,997	443,915	446,034	(2,119)
Expiring 11/30/18	BNP Paribas	TRY	334	91,000	74,491	16,509

				$20,062,620	$20,383,789	(321,169)

						$34,390

Cross currency exchange contracts outstanding at January 31, 2017:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
02/24/2017	Buy	EUR	114	TRY	470	$(758)	JPMorgan Chase
02/24/2017	Buy	TRY	294	EUR	80	(9,024)	BNP Paribas
03/08/2017	Buy	MXN	398	EUR	17	306	Citigroup Global Markets
03/09/2017	Buy	MXN	1,594	EUR	73	(2,788)	Hong Kong & Shanghai Bank

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts (cont’d.):
03/09/2017	Buy	MXN	1,596	EUR	73	$(2,713)	Barclays Capital Group
04/07/2017	Buy	ZAR	169	EUR	12	(122)	Citigroup Global Markets
04/12/2017	Buy	AUD	54	GBP	33	(96)	UBS AG
04/12/2017	Buy	AUD	54	GBP	33	(31)	UBS AG
04/12/2017	Buy	AUD	90	EUR	63	21	JPMorgan Chase
04/12/2017	Buy	CAD	87	NZD	95	(2,438)	Bank of America
04/12/2017	Buy	CZK	3,358	EUR	125	(643)	JPMorgan Chase
04/12/2017	Buy	GBP	36	CAD	60	(656)	Goldman Sachs & Co.
04/21/2017	Buy	EUR	23	PLN	102	(38)	Citigroup Global Markets
04/21/2017	Buy	HUF	11,381	EUR	37	(46)	Citigroup Global Markets
04/21/2017	Buy	NOK	443	GBP	43	186	Goldman Sachs & Co.
04/21/2017	Buy	NOK	559	EUR	63	(168)	Bank of America
04/27/2017	Buy	CHF	65	JPY	7,407	(309)	Citigroup Global Markets
04/27/2017	Buy	CHF	65	EUR	60	(31)	Citigroup Global Markets
04/27/2017	Buy	CHF	64	EUR	60	(125)	JPMorgan Chase
04/27/2017	Buy	EUR	45	GBP	38	341	Goldman Sachs & Co.
04/27/2017	Buy	EUR	62	JPY	7,668	(600)	Bank of America
04/27/2017	Buy	GBP	84	EUR	97	269	Bank of America
04/28/2017	Buy	TRY	98	EUR	28	(5,403)	Credit Suisse First Boston Corp.
06/20/2017	Buy	AUD	235	JPY	17,406	22,543	Citigroup Global Markets
06/20/2017	Buy	JPY	32,012	AUD	400	(17,125)	Morgan Stanley
06/29/2018	Buy	EUR	170	TRY	658	36,959	Credit Suisse First Boston Corp.
06/29/2018	Buy	TRY	946	EUR	210	(13,990)	Credit Suisse First Boston Corp.
12/29/2017	Buy	AUD	99	JPY	7,806	4,238	Morgan Stanley

						$7,759

Credit default swap agreements outstanding at January 31, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2017(5)	Value at Trade Date	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
Anadarko Petroleum Corp.	06/20/21	1.000%	100	1.012%	$(7,556)	$27	$7,583
Devon Energy Corp.	06/20/20	1.000%	100	0.740%	(8,269)	918	9,187

					$(15,825)	$945	$16,770

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(1):
Bank of China Ltd.	06/20/21	1.000%		100	1.177%	$618	$2,249	$(1,631)	Deutsche Bank AG
China Development Bank Corp.	06/20/21	1.000%		100	1.039%	43	1,421	(1,378)	Deutsche Bank AG

						$661	$3,670	$(3,009)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
Deutsche Bank AG	06/20/17	1.000%	EUR	270	0.751%	$623	$(4,391)	$5,014	BNP Paribas
Federal Republic of Brazil	12/20/20	1.000%		500	1.929%	(16,507)	(64,528)	48,021	Deutsche Bank AG
Kingdom of Belgium	12/20/25	1.000%		1,000	0.574%	35,271	24,532	10,739	JPMorgan Chase
Kingdom of Belgium	12/20/25	1.000%		500	0.574%	17,635	14,623	3,012	JPMorgan Chase
Kingdom of Saudi Arabia	12/20/21	1.000%		250	1.126%	(1,161)	(5,095)	3,934	Barclays Capital Group
Kingdom of Spain	12/20/20	1.000%		250	0.639%	3,678	2,159	1,519	JPMorgan Chase
Kingdom of Spain	12/20/25	1.000%		750	1.141%	(7,287)	(16,633)	9,346	JPMorgan Chase
People’s Republic of China	12/20/20	1.000%		750	0.902%	3,627	(403)	4,030	JPMorgan Chase
Petroleo Brasileiro SA	06/20/18	1.000%		250	1.240%	(526)	(11,181)	10,655	Barclays Capital Group
Republic of Chile	12/20/20	1.000%		500	0.659%	7,006	(2,453)	9,459	Deutsche Bank AG
Republic of Colombia	12/20/20	1.000%		500	1.172%	(2,606)	(22,421)	19,815	Deutsche Bank AG
Republic of Hungary	12/20/20	1.000%		750	0.904%	3,594	(21,884)	25,478	Barclays Capital Group
Republic of Indonesia	12/20/20	1.000%		250	1.210%	(1,643)	(13,020)	11,377	Deutsche Bank AG
Republic of Ireland	12/20/25	1.000%		500	1.020%	(181)	8,689	(8,870)	JPMorgan Chase
Republic of Ireland	12/20/25	1.000%		500	1.020%	(181)	10,093	(10,274)	Barclays Capital Group
Republic of Ireland	12/20/26	1.000%		200	1.073%	(995)	(192)	(803)	JPMorgan Chase
Republic of Israel	12/20/20	1.000%		250	0.543%	4,608	3,054	1,554	JPMorgan Chase
Republic of Italy	12/20/20	1.000%		250	1.547%	(4,695)	93	(4,788)	JPMorgan Chase
Republic of Italy	12/20/25	1.000%		750	2.241%	(66,195)	(28,906)	(37,289)	JPMorgan Chase
Republic of Italy	12/20/25	1.000%		500	2.241%	(44,131)	(19,746)	(24,385)	JPMorgan Chase
Republic of Korea	12/20/20	1.000%		500	0.364%	12,611	10,288	2,323	JPMorgan Chase
Republic of Latvia	12/20/20	1.000%		750	0.422%	17,282	6,892	10,390	Barclays Capital Group
Republic of Latvia	12/20/22	1.000%		500	0.734%	7,965	(1,998)	9,963	Barclays Capital Group
Republic of Lithuania	12/20/20	1.000%		750	0.417%	17,443	6,892	10,551	Barclays Capital Group

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Sell Protection(2) (cont’d.):
Republic of Lithuania	12/20/22	1.000%	500	0.700%	$8,910	$594	$8,316	Barclays Capital Group
Republic of Panama Government	12/20/20	1.000%	750	1.037%	(145)	(17,988)	17,843	Deutsche Bank AG
Republic of Peru	12/20/20	1.000%	500	0.822%	3,935	(14,571)	18,506	Deutsche Bank AG
Republic of Philippines	12/20/20	1.000%	750	0.772%	7,292	(42)	7,334	JPMorgan Chase
Republic of Poland	12/20/20	1.000%	500	0.554%	9,001	7,067	1,934	Barclays Capital Group
Republic of Portugal	12/20/20	1.000%	750	2.558%	(40,731)	(21,937)	(18,794)	JPMorgan Chase
Republic of Portugal	12/20/20	1.000%	250	2.558%	(13,577)	(13,154)	(423)	Barclays Capital Group
Republic of Slovakia Government	12/20/22	1.000%	250	0.561%	6,410	4,243	2,167	Barclays Capital Group
Republic of Slovakia Government	12/20/22	1.000%	500	0.561%	12,819	8,139	4,680	Barclays Capital Group
Republic of Slovenia	12/20/20	1.000%	750	0.691%	9,611	(4,443)	14,054	JPMorgan Chase
Republic of Slovenia	12/20/20	1.000%	350	0.691%	4,485	(2,227)	6,712	Barclays Capital Group
Republic of South Africa	12/20/20	1.000%	375	1.684%	(9,036)	(25,728)	16,692	JPMorgan Chase
Republic of Turkey	12/20/20	1.000%	625	2.217%	(27,001)	(39,564)	12,563	Deutsche Bank AG
Russian Federation	12/20/20	1.000%	375	1.422%	(5,433)	(26,388)	20,955	JPMorgan Chase
Russian Federation	12/20/21	1.000%	475	1.819%	(17,169)	(27,386)	10,217	Barclays Capital Group
United Mexican States	12/20/20	1.000%	750	1.329%	(8,254)	(14,447)	6,193	Deutsche Bank AG

					$(73,648)	$(313,368)	$239,720

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at January 31, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swap on credit indices—Sell Protection(2):
CDX.NA.HY.27.V1	12/20/21	5.000%	125	$4,862	$8,628	$3,766

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%	2,500	$(14,031)	$(1,034)	$(12,997)	Deutsche Bank AG

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at January 31, 2017:

Notional Amount (000)#		Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
	506	3 Month LIBOR	CAD	670	3 Month Canadian Bankers Acceptance minus 16.25 bps	Goldman Sachs & Co.	10/17/18	$(9,529)	$—	$(9,529)
CAD	670	3 Month Canadian Bankers Acceptance plus 2 bps		506	3 Month LIBOR	Goldman Sachs & Co.	10/17/24	9,758	—	9,758
	438	3 Month LIBOR	EUR	400	3 Month EURIBOR minus 33.9 bps	JPMorgan Chase	11/06/17	7,272	—	7,272
	1,095	3 Month LIBOR	EUR	1,000	(0.214)%	JPMorgan Chase	11/05/20	6,885	—	6,885
	698	3 Month LIBOR	EUR	650	(0.274)%	JPMorgan Chase	11/17/20	(7,373)	—	(7,373)
	428	3 Month LIBOR	EUR	400	(0.279)%	JPMorgan Chase	11/18/20	(5,686)	—	(5,686)
	1,222	3 Month LIBOR	JPY	150,000	(0.795)%	JPMorgan Chase	12/03/20	(104,777)	—	(104,777)
	247	3 Month LIBOR	EUR	220	(0.443)%	JPMorgan Chase	08/22/21	10,767	—	10,767
	438	3 Month LIBOR	EUR	400	(0.108)%	JPMorgan Chase	11/06/21	1,027	—	1,027
	537	3 Month LIBOR	EUR	500	(0.07)%	JPMorgan Chase	05/17/22	(9,478)	—	(9,478)
	376	3 Month LIBOR	EUR	350	0.015%	JPMorgan Chase	11/17/22	(7,561)	—	(7,561)
	1,095	3 Month LIBOR	EUR	1,000	0.339%	JPMorgan Chase	11/05/24	(10,591)	—	(10,591)
	107	3 Month LIBOR	EUR	100	0.355%	JPMorgan Chase	05/17/25	(3,073)	—	(3,073)

Notional Amount (000)#		Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements (cont’d.):
	107	3 Month LIBOR	EUR	100	0.425%	JPMorgan Chase	11/12/25	$(3,463)	$—	$(3,463)
NZD	1,965	3 Month New Zealand Bank Bill plus 26 bps		1,413	3 Month LIBOR	JPMorgan Chase	01/20/21	33,330	—	33,330

								$(92,492)	$—	$(92,492)

Forward rate agreements outstanding at January 31, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC forward rate agreement:
CZK	300,000	05/09/17	0.250%	3 Month PRIBOR(1)	$(406)	$—	$(406)	Hong Kong & Shanghai Bank

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at January 31, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
AUD	1,770	10/26/18	1.765%	3 Month Australian Bank Bill Rate(1)	$—	$2,413	$2,413
AUD	2,650	10/27/18	1.793%	3 Month Australian Bank Bill Rate(1)	—	2,709	2,709
AUD	1,470	10/26/21	2.115%	6 Month Australian Bank Bill Rate(2)	—	(19,103)	(19,103)
AUD	2,180	10/27/21	2.125%	6 Month Australian Bank Bill Rate(2)	—	(27,639)	(27,639)
AUD	390	10/26/26	2.365%	6 Month Australian Bank Bill Rate(1)	—	15,035	15,035
AUD	580	10/27/26	2.355%	6 Month Australian Bank Bill Rate(1)	—	22,786	22,786
CAD	1,750	10/19/18	0.955%	3 Month Canadian Bankers Acceptance(2)	(2)	(2,275)	(2,273)
CAD	3,610	10/26/18	0.910%	3 Month Canadian Bankers Acceptance(2)	—	(7,305)	(7,305)
CAD	2,400	12/22/18	1.180%	3 Month Canadian Bankers Acceptances(2)	2,568	3,675	1,107
CAD	1,450	12/22/21	1.560%	3 Month Canadian Bankers Acceptances(1)	(4,466)	(6,357)	(1,891)
CHF	1,250	12/06/20	(0.265%)	6 Month CHF LIBOR(1)	—	(244)	(244)
CHF	1,000	12/06/23	0.103%	6 Month CHF LIBOR(2)	—	181	181
CHF	250	12/06/28	0.468%	6 Month CHF LIBOR(1)	—	898	898
CZK	14,000	01/06/22	0.555%	6 Month PRIBOR(2)	—	(2,891)	(2,891)
EUR	1,000	01/13/18	(0.077%)	6 Month EURIBOR(1)	—	(1,415)	(1,415)
EUR	1,540	07/18/21	(0.405%)	1 Day EONIA(1)	—	23,676	23,676

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
EUR	2,135	08/15/25	0.395%	6 Month EURIBOR(1)	$—	$46,757	$46,757
EUR	160	03/31/31	0.874%	6 Month EURIBOR(2)	—	(4,844)	(4,844)
EUR	300	05/09/31	1.587%	6 Month EURIBOR(2)	—	(6,013)	(6,013)
EUR	1,000	06/28/32	0.785%	6 Month EURIBOR(2)	—	(62,406)	(62,406)
EUR	195	07/04/42	1.001%	6 Month EURIBOR(1)	13,017	18,901	5,884
EUR	190	05/09/46	1.357%	6 Month EURIBOR(1)	—	9,267	9,267
GBP	1,830	06/23/31	1.618%	6 Month GBP LIBOR(2)	70,332	4,468	(65,864)
GBP	450	06/23/46	1.626%	6 Month GBP LIBOR(1)	30	2,506	2,476
GBP	550	12/13/46	1.615%	6 Month GBP LIBOR(1)	(9,675)	4,474	14,149
JPY	31,000	01/25/27	0.225%	6 Month JPY LIBOR(1)	—	1,128	1,128
JPY	33,000	01/25/37	0.663%	6 Month JPY LIBOR(2)	—	(2,585)	(2,585)
JPY	12,000	01/25/47	0.844%	6 Month JPY LIBOR(1)	—	1,087	1,087
MXN	2,000	10/15/26	6.445%	28 Day Mexican Interbank Rate(2)	(4)	(9,538)	(9,534)
MXN	18,665	12/09/26	7.780%	28 Day Mexican Interbank Rate(2)	(16,188)	(3,496)	12,692
NOK	3,000	11/01/26	1.650%	6 Month NIBOR(2)	—	(11,889)	(11,889)
NZD	3,500	09/22/18	2.048%	3 Month BBR(2)	—	(11,537)	(11,537)
SEK	2,300	11/12/25	1.431%	3 Month STIBOR(2)	—	7,946	7,946
	5,350	02/18/17	0.466%	1 Day USOIS(1)	—	772	772
	7,835	09/09/17	0.539%	1 Day USOIS(1)	1,064	10,337	9,273
	2,600	10/21/17	0.590%	1 Day USOIS(1)	—	3,862	3,862
	2,580	11/01/17	0.639%	1 Day USOIS(1)	—	2,957	2,957
	5,100	11/14/17	0.675%	1 Day USOIS(1)	(465)	5,091	5,556
	2,530	11/22/17	0.716%	1 Day USOIS(1)	—	1,833	1,833
	5,250	11/23/17	0.962%	3 Month LIBOR(1)	—	8,886	8,886
	2,460	01/26/18	1.124%	3 Month LIBOR(1)	(478)	2,649	3,127
	1,300	02/08/18	0.884%	3 Month LIBOR(1)	—	4,764	4,764
	2,535	11/17/18	1.080%	1 Day USOIS(1)	—	5,313	5,313
	3,810	11/18/18	0.911%	1 Day USOIS(1)	(219)	9,385	9,604
	1,660	11/22/18	1.297%	3 Month LIBOR(1)	—	3,166	3,166
	4,130	05/31/21	1.849%	3 Month LIBOR(2)	—	(13,178)	(13,178)
	4,002	05/31/21	1.948%	3 Month LIBOR(2)	—	3,061	3,061
	365	05/31/21	1.994%	3 Month LIBOR(1)	—	(962)	(962)
	1,370	11/22/21	1.792%	3 Month LIBOR(2)	—	(7,926)	(7,926)
	1,000	11/20/22	1.873%	3 Month LIBOR(1)	—	8,406	8,406
	1,080	08/15/23	1.459%	3 Month LIBOR(2)	—	(44,462)	(44,462)
	2,634	11/15/23	2.209%	3 Month LIBOR(1)	—	(5,464)	(5,464)
	2,520	11/15/23	2.217%	3 Month LIBOR(1)	—	(6,437)	(6,437)
	1,000	11/06/25	2.116%	3 Month LIBOR(1)	—	11,261	11,261
	1,886	08/15/26	2.391%	3 Month LIBOR(2)	—	6,113	6,113
	85	09/27/46	1.380%	1 Day USOIS(1)	—	15,038	15,038

					$55,514	$12,835	$(42,679)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
COP	3,740,000	07/22/18	6.810%	1 Day COOIS(1)	$(13,239)	$—	$(13,239)	Morgan Stanley
COP	4,000,000	12/06/18	6.100%	1 Day COOIS(1)	(1,752)	—	(1,752)	Morgan Stanley
GBP	200	11/03/26	3.455%	U.K. Retail Prices Index(2)	(3,718)	—	(3,718)	Citigroup Global Markets
HUF	100,000	12/22/25	2.920%	6 Month BUBOR(2)	14,555	—	14,555	Citigroup Global Markets
ILS	700	12/09/22	1.530%	3 Month TELBOR(2)	3,253	—	3,253	Citigroup Global Markets

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
ILS	350	09/19/26	1.600%	3 Month TELBOR(2)	$(2,996)	$—	$(2,996)	Barclays Capital Group
PLN	550	11/24/25	2.290%	6 Month WIBOR(2)	(7,488)	—	(7,488)	Citigroup Global Markets
ZAR	5,100	11/13/25	8.510%	3 Month JIBAR(2)	9,521	(84)	9,605	Citigroup Global Markets

					$(1,864)	$(84)	$(1,780)

A Foreign Government Bond with a market value of $700,700 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate and credit default swap contracts at January 31, 2017.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$1,091,281	$—
Residential Mortgage-Backed Securities	—	1,187,247	—
Corporate Bonds	—	11,520,491	—
Foreign Government Bonds	—	8,722,521	—
Residential Mortgage-Backed Securities	—	1,309,822	993,750
U.S. Treasury Obligation	—	182,586	—
Commercial Mortgage-Backed Security	—	225,515	—
Affiliated Mutual Funds	1,507,047	—	—
Options Purchased	—	569,060	—
Options Written	(906)	(632,391)	—
Other Financial Instruments*
Futures Contracts	(1,252)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	34,390	—
OTC Cross Currency Exchange Contracts	—	7,759	—
Centrally Cleared Credit Default Swap Agreements	—	20,536	—
OTC Credit Default Swap Agreements	—	(87,018)	—
OTC Currency Swap Agreements	—	(92,492)	—
OTC Forward Rate Agreements	—	(406)	—
Centrally Cleared Interest Rate Swap Agreements	—	(42,679)	—
OTC Interest Rate Swap Agreements	—	(1,864)	—

Total	$1,504,889	$24,014,358	$993,750

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Residential Mortgage-Backed Securities	Forward Rate Agreements
Balance as of 10/31/16	$990,000	$(240)
Realized gain (loss)**	—	—
Change in unrealized appreciation (depreciation)***	2,215	240
Purchases	—	—
Sales	—	—
Accrued discount/premium	1,535	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 1/31/17	$993,750	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
**	The realized gain incurred during the period for other financial instruments was $850.
***	Of which, $2,215 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of January 31, 2017	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Residential Mortgage-Backed Securities	$993,750	Market Approach	Single Broker Indicative Quote	$99.38

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of January 31, 2017 categorized by risk exposure:

Derivative Fair Value at 01/31/17
Credit contracts	$(63,333)
Foreign exchange contracts	(24,331)
Interest rate contracts	(139,599)

Total	$(227,263)

Prudential Real Assets Fund

Consolidated Schedule of Investments

as of January 31, 2017 (unaudited)

			Shares	Value
LONG-TERM INVESTMENTS — 76.7%
AFFILIATED MUTUAL FUNDS — 52.2%
Prudential Floating Rate Income Fund (Class Q)			894,926	$8,895,567
Prudential Global Real Estate Fund (Class Q)			892,202	20,395,743
Prudential Jennison Global Infrastructure Fund (Class Z)			1,450,671	17,103,408
Prudential Jennison MLP Fund (Class Z)			2,139,172	17,926,261
Prudential Jennison Natural Resources Fund, Inc. (Class Q)			517,542	20,649,936
Prudential Short Duration High Yield Income Fund (Class Q)			983,889	8,914,034

TOTAL AFFILIATED MUTUAL FUNDS (cost $90,884,143)(a)				93,884,949

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS — 24.5%
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/18	1,425	1,507,719
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/19	3,285	3,447,209
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/20	1,875	1,968,053
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	01/15/22	3,040	3,282,018
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	01/15/23	4,035	4,231,361
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250%	01/15/25	1,105	1,118,872
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625%	07/15/21	170	189,732
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625%	01/15/24	3,105	3,302,853
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625%	01/15/26	1,430	1,481,178
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750%	02/15/42	490	501,798
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750%	02/15/45	875	855,334
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000%	02/15/46	100	103,729
U.S. Treasury Inflation Indexed Bonds, TIPS	1.125%	01/15/21	3,125	3,647,469
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375%	01/15/20	1,815	2,144,147
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375%	02/15/44	2,290	2,619,286
U.S. Treasury Inflation Indexed Bonds, TIPS	1.625%	01/15/18	590	698,701
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750%	01/15/28	90	117,295
U.S. Treasury Inflation Indexed Bonds, TIPS	2.000%	01/15/26	2,045	2,833,132
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125%	02/15/40	320	448,163
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125%	02/15/41	310	430,755
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%	01/15/25	2,280	3,383,927
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%	01/15/27	1,120	1,592,288
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500%	01/15/29	760	1,043,794
U.S. Treasury Inflation Indexed Bonds, TIPS	3.625%	04/15/28	910	1,805,575
U.S. Treasury Inflation Indexed Bonds, TIPS	3.875%	04/15/29	590	1,198,455

TOTAL U.S. TREASURY OBLIGATIONS (cost $43,420,829)				43,952,843

TOTAL LONG-TERM INVESTMENTS (cost $134,304,972)				137,837,792

SHORT-TERM INVESTMENTS — 22.1%
U.S. TREASURY OBLIGATIONS(b)(c) — 17.3%
U.S. Treasury Bills(d)	0.460%	02/16/17	13,800	13,797,406
U.S. Treasury Bills	0.496%	04/27/17	700	699,173
U.S. Treasury Bills	0.498%	04/13/17	5,000	4,995,240
U.S. Treasury Bills(d)	0.516%	03/16/17	11,200	11,194,232
U.S. Treasury Bills(d)	0.520%	03/16/17	500	499,742

TOTAL U.S. TREASURY OBLIGATIONS (cost $31,184,426)				31,185,793

	Shares
UNAFFILIATED MUTUAL FUND — 2.7%
Dreyfus Treasury Securities Cash Management (cost $4,802,268)	4,802,268	4,802,268

AFFILIATED MUTUAL FUND — 2.1%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $3,787,643)(a)	3,787,643	3,787,643

TOTAL SHORT-TERM INVESTMENTS (cost $39,774,337)		39,775,704

TOTAL INVESTMENTS — 98.8% (cost $174,079,309)(e)		177,613,496
Other assets in excess of liabilities(f) — 1.2%		2,066,861

NET ASSETS — 100.0%		$179,680,357

The following abbreviations are used in the quarterly schedule of portfolio holdings:

MLP	Master Limited Partnership
OTC	Over-the-counter
TIPS	Treasury Inflation-Protected Securities

(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(b)	Rate shown is the effective yield at purchase date.
(c)	Represents security held in the Cayman Subsidiary.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(e)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$176,717,980

Appreciation	3,416,371
Depreciation	(2,520,855)

Net Unrealized Appreciation	$895,516

The book basis may differ from tax basis due to certain tax-related adjustments.

(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Commodity Futures contracts outstanding at January 31, 2017(1):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
64	Brent Crude	May 2017	$3,583,280	$3,578,240	$(5,040)
16	Coffee ‘C’	Mar. 2017	934,481	897,300	(37,181)
31	Copper	Mar. 2017	1,898,238	2,113,813	215,575
11	Copper	Jul. 2017	692,675	755,425	62,750
148	Corn	Mar. 2017	2,640,037	2,662,150	22,113
8	Cotton No. 2	Mar. 2017	280,875	299,760	18,885

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
Long Positions (cont’d.)
23	Gasoline RBOB	Mar. 2017	$1,523,702	$1,497,397	$(26,305)
45	Gold 100 OZ	Apr. 2017	5,404,940	5,451,300	46,360
8	Gold 100 OZ	Dec. 2017	951,650	979,120	27,470
21	Hard Red Winter Wheat	Mar. 2017	445,387	450,975	5,588
14	Lean Hogs	Apr. 2017	388,130	387,800	(330)
6	Lean Hogs	Oct. 2017	157,930	160,800	2,870
15	Live Cattle	Apr. 2017	704,520	685,050	(19,470)
7	Live Cattle	Oct. 2017	285,970	279,160	(6,810)
22	LME Nickel	Mar. 2017	1,430,804	1,310,496	(120,308)
5	LME Nickel	Jun. 2017	335,315	299,610	(35,705)
32	LME PRI Aluminum	Mar. 2017	1,375,672	1,451,600	75,928
16	LME PRI Aluminum	Jun. 2017	700,405	729,200	28,795
1	LME PRI Aluminum	Dec. 2017	46,013	45,844	(169)
19	LME Zinc	Mar. 2017	1,195,479	1,356,600	161,121
5	LME Zinc	Jun. 2017	324,637	358,063	33,426
81	Natural Gas	Mar. 2017	2,840,451	2,524,770	(315,681)
4	Natural Gas	May 2017	137,620	128,320	(9,300)
57	No. 2 Soft Red Winter Wheat	Mar. 2017	1,199,238	1,199,138	(100)
21	NY Harbor ULSD	Mar. 2017	1,474,333	1,438,366	(35,967)
13	Silver	Mar. 2017	1,162,100	1,140,295	(21,805)
4	Silver	Dec. 2017	348,470	356,400	7,930
37	Soybean	Mar. 2017	1,920,692	1,895,325	(25,367)
31	Soybean Meal	Mar. 2017	1,001,020	1,037,260	36,240
24	Soybean Oil	Mar. 2017	539,664	487,440	(52,224)
13	Soybean Oil	Jul. 2017	282,780	268,320	(14,460)
37	Sugar #11 (World)	Mar. 2017	793,472	847,448	53,976
2	Sugar #11 (World)	Jul. 2017	44,322	45,248	926
28	WTI Crude	Mar. 2017	1,522,080	1,478,680	(43,400)
19	WTI Crude	May 2017	1,033,600	1,024,860	(8,740)

					21,591

	Short Positions:
6	LME Nickel	Mar. 2017	384,717	357,408	27,309
1	LME Nickel	Jun. 2017	62,550	59,922	2,628
11	LME PRI Aluminum	Mar. 2017	480,828	498,988	(18,160)
8	LME Zinc	Mar. 2017	508,442	571,200	(62,758)
1	LME Zinc	Jun. 2017	66,858	71,613	(4,755)

					(55,736)

					$(34,145)

U.S. Treasury Obligations with a combined market value of $5,147,740 and $499,742 have been segregated with Credit Suisse First Boston Corp. and Goldman Sachs & Co., respectively to cover requirement for open futures contracts at January 31, 2017. In addition, cash and cash equivalents have been earmarked to cover the notional amount of commodity futures contracts as of January 31, 2017.

(1)	Represents positions held in the Cayman Subsidiary.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$97,672,592	$—	$—
U.S. Treasury Obligations	—	75,138,636	—
Unaffiliated Mutual Fund	4,802,268	—	—
Other Financial Instruments*
Commodity futures contracts	(34,145)	—	—

Total	$102,440,715	$75,138,636	$—

*	Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures, forwards and exchange traded swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of January 31, 2017 categorized by risk exposure:

Derivative Fair Value at 01/31/17
Commodity contracts	$(34,145)

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the tables following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (“P-notes”) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price is based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund and its securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

The Prudential Real Assets Fund wholly owns and controls the Prudential Real Assets Subsidiary, Ltd. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act, as amended. In valuing its investments, the Subsidiary follows the same valuation policies as the Prudential Real Assets Fund as described above.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.   Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.   Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudential Investment Portfolios 3

By (Signature and Title)*	/s/ Deborah A. Docs

Deborah A. Docs
Secretary of the Fund

Date March 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker

Stuart S. Parker
President and Principal Executive Officer

Date March 22, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam

M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date March 22, 2017

*	Print the name and title of each signing officer under his or her signature.